UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-6500

Name of Fund:  MuniYield New York Insured Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield New York Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton,
       NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


MuniYield New York Insured Fund, Inc.


Schedule of Investments as of January 31, 2006                                                                     (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
New York - 134.5%     $ 23,790   Albany County, New York, Airport Authority, Airport Revenue Bonds, AMT, 6% due
                                 12/15/2023 (c)                                                                        $   25,200

                         1,250   Buffalo, New York, School, GO, Series D, 5.50% due 12/15/2014 (b)                          1,366

                         1,500   Buffalo, New York, School, GO, Series D, 5.50% due 12/15/2016 (b)                          1,646

                         4,300   Buffalo, New York, Sewer Authority, Revenue Refunding Bonds, Series F, 6% due
                                 7/01/2013 (b)                                                                              4,921

                         1,700   Dutchess County, New York, Resource Recovery Agency Revenue Bonds (Solid Waste
                                 System-Forward), Series A, 5.40% due 1/01/2013 (d)                                         1,843

                         1,900   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                                 5.75% due 5/01/2020 (c)                                                                    2,111

                         5,250   Erie County, New York, IDA, School Facility Revenue Bonds (City of Buffalo Project),
                                 5.75% due 5/01/2024 (c)                                                                    5,683

                           485   Huntington, New York, GO, Refunding, 5.50% due 4/15/2011 (a)                                 529

                           460   Huntington, New York, GO, Refunding, 5.50% due 4/15/2012 (a)                                 509

                           455   Huntington, New York, GO, Refunding, 5.50% due 4/15/2013 (a)                                 505

                           450   Huntington, New York, GO, Refunding, 5.50% due 4/15/2014 (a)                                 503

                           450   Huntington, New York, GO, Refunding, 5.50% due 4/15/2015 (a)                                 507

                         1,675   Ilion, New York, Central School District, GO, Series B, 5.50% due 6/15/2010 (b)(e)         1,830

                         7,000   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5%
                                 due 9/01/2029 (a)                                                                          7,297

                         8,500   Long Island Power Authority, New York, Electric System Revenue Bonds, Series A, 5%
                                 due 9/01/2034 (a)                                                                          8,820

                         2,000   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds,
                                 Series A, 5.75% due 1/01/2008 (d)(e)                                                       2,118

                        10,000   Metropolitan Transportation Authority, New York, Commuter Facilities Revenue
                                 Refunding Bonds, Series B, 4.875% due 7/01/2018 (b)(h)                                    10,408

                         5,000   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                 Series A, 5% due 11/15/2011 (b)(e)                                                         5,387

                         1,015   Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Bonds,
                                 Series A, 5% due 11/15/2032 (c)                                                            1,047

                        10,600   Metropolitan Transportation Authority, New York, Dedicated Tax Fund, Revenue
                                 Refunding Bonds, Series A, 5% due 11/15/2030 (d)                                          10,963

                         3,780   Metropolitan Transportation Authority, New York, Revenue Bonds, Series A, 4.75%
                                 due 11/15/2030 (a)                                                                         3,839

                         2,250   Metropolitan Transportation Authority, New York, Revenue Bonds, Series B, 5% due
                                 11/15/2035 (d)                                                                             2,344

                        28,900   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, RIB,
                                 Series 724X, 8.23% due 11/15/2032 (c)(g)                                                  35,089

                         1,740   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5.125% due 11/15/2022 (b)                                                                  1,859

                        12,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5% due 11/15/2030 (c)                                                                     12,913


Portfolio Abbreviations


To simplify the listings of MuniYield New York Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
DRIVERS  Derivative Inverse Tax-Exempt Receipts
GO       General Obligation Bonds
IDA      Industrial Development Authority
IDR      Industrial Development Revenue Bonds
RIB      Residual Interest Bonds
VRDN     Variable Rate Demand Notes


MuniYield New York Insured Fund, Inc.


Schedule of Investments as of January 31, 2006 (concluded)                                                         (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
New York              $  2,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
(concluded)                      5.25% due 11/15/2031 (b)                                                              $    2,665

                         1,500   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series B,
                                 5% due 11/15/2028 (d)                                                                      1,562

                         2,000   Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding
                                 Bonds, Series A, 5% due 7/01/2025 (b)                                                      2,100

                         2,025   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding
                                 Bonds, Series C, 5.125% due 1/01/2012 (c)(e)                                               2,195

                           860   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding
                                 Bonds, Series C, 5.125% due 1/01/2012 (c)(e)                                                 932

                         1,640   Metropolitan Transportation Authority, New York, Transit Facilities Revenue Refunding
                                 Bonds, Series C, 5.125% due 7/01/2012 (c)(e)                                               1,788

                         3,000   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series
                                 A, 5% due 11/15/2032 (b)                                                                   3,105

                         6,235   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                 Bonds, Series F, 5.25%due 11/15/2027 (d)                                                   6,673

                         5,000   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                 Bonds, Series F, 5% due 11/15/2031 (d)                                                     5,165

                         1,400   Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT, 6.125%
                                 due 2/01/2020                                                                              1,515

                         1,125   Monroe County, New York, IDA, Revenue Bonds (Southview Towers Project), AMT, 6.25%
                                 due 2/01/2031                                                                              1,216

                         1,410   Montgomery County, New York, IDA, Lease Revenue Bonds (Hamilton Fulton Montgomery
                                 Board of Cooperative Educational Services Project), Series A, 5% due 7/01/2034 (l)         1,454

                        11,830   Nassau Health Care Corporation, New York, Health System Revenue Bonds, 5.75% due
                                 8/01/2009 (c)(e)                                                                          12,954

                         1,275   New York City, New York, City IDA, Civic Facility Revenue Refunding Bonds
                                 (Nightingale-Bamford School), 5.25% due 1/15/2018 (a)                                      1,381

                         7,710   New York City, New York, City IDA, IDR (Japan Airlines Company), AMT, 6% due
                                 11/01/2015 (c)                                                                             7,928

                         7,970   New York City, New York, City IDA, Parking Facility Revenue Bonds (Royal Charter-New
                                 York Presbyterian), 5.75% due 12/15/2029 (c)                                               8,904

                         1,500   New York City, New York, City IDA, Special Facilities Revenue Refunding Bonds
                                 (Terminal One Group Association Project), AMT, 5.50% due 1/01/2024                         1,595

                         7,000   New York City, New York, City Municipal Financing Authority, Water and Sewer Systems
                                 Revenue Bonds, Series B, 5% due 6/15/2036                                                  7,264

                           500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Crossover Revenue Refunding Bonds, Series F, 5% due 6/15/2029 (c)                    514

                        12,500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, RIB, Series 726X, 8.23% due 6/15/2027 (d)(g)                        15,118

                         2,850   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, Series A, 5.75% due 6/15/2009 (b)(e)                                 3,088

                         4,085   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, Series B, 5.75% due 6/15/2006 (d)(e)                                 4,163

                        17,200   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System Revenue Bonds, Series B, 5.75% due 6/15/2007 (d)(e)                                17,933

                         5,000   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, 5.50% due 6/15/2010 (d)(e)                                5,463

                         1,250   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5.125% due 6/15/2034 (d)                        1,297

                         5,500   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series A, 5% due 6/15/2035 (a)                            5,681

                         7,015   New York City, New York, City Municipal Water Finance Authority, Water and Sewer
                                 System, Revenue Refunding Bonds, Series B, 5.75% due 6/15/2026 (d)                         7,148

                         1,020   New York City, New York, City Transit Authority, Metropolitan Transportation Authority,
                                 Triborough, COP, Series A, 5.625% due 1/01/2012 (a)                                        1,108

                         6,805   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series B, 6.25% due 5/15/2010 (b)(e)                                        7,626

                           800   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series B, 6.25% due 5/15/2010 (e)                                             897

                         1,260   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series C, 5.50% due 5/01/2009 (e)                                           1,353

                        16,195   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series C, 5% due 2/01/2033 (b)                                             16,756

                         2,500   New York City, New York, City Transitional Finance Authority, Future Tax Secured
                                 Revenue Bonds, Series E, 5.25% due 2/01/2022 (d)                                           2,687

                         3,000   New York City, New York, City Transitional Finance Authority, Future Tax Secured,
                                 Revenue Refunding Bonds, Series D, 5.25% due 2/01/2021 (d)                                 3,225

                         1,000   New York City, New York, City Transitional Finance Authority, Revenue Refunding
                                 Bonds, Series A, 5% due 11/15/2026 (b)                                                     1,039

                        11,042   New York City, New York, GO, RIB, Series 725X, 8.23% due 3/15/2027 (c)(g)                 13,240

                           895   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2010 (b)(e)              1,007

                            70   New York City, New York, GO, Refunding, Series B, 7% due 2/01/2018 (a)                        70

                           400   New York City, New York, GO, Refunding, VRDN, Series H, Sub-Series H-2, 3% due
                                 8/01/2014 (d)(f)                                                                             400

                         3,000   New York City, New York, GO, Series A, 5.75% due 5/15/2010 (b)(e)                          3,304

                         2,500   New York City, New York, GO, Series B, 5.75% due 8/01/2013 (d)                             2,741

                         3,750   New York City, New York, GO, Series D, 5.25% due 10/15/2023                                3,984

                         5,200   New York City, New York, GO, Series D, 5% due 11/01/2034                                   5,337

                         8,000   New York City, New York, GO, Series J, 5% due 5/15/2023                                    8,324

                         9,500   New York City, New York, GO, Series M, 5% due 4/01/2035                                    9,760

                         1,150   New York City, New York, GO, Sub-Series C-1, 5.25% due 8/15/2026                           1,222

                           700   New York City, New York, GO, VRDN, Series B, Sub-Series B-4, 2.98% due 8/15/2023 (d)(f)      700

                         5,000   New York City, New York, IDA, Civic Facility Revenue Bonds (Ethical Culture
                                 Fieldston School Project), Sub-Series B-1, 4.50% due 6/01/2035 (l)                         4,888

                         6,500   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 DRIVERS, Series 1133Z, 7.166% due 10/15/2012 (a)(g)                                        7,496

                         3,000   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2029 (a)                                                            3,140

                        24,200   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 5% due 10/15/2032 (a)                                                           25,257

                           650   New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds,
                                 Series A, 4.50% due 10/15/2033 (a)                                                           637

                         4,250   New York City, New York, Trust for Cultural Resources, Revenue Refunding Bonds
                                 (American Museum of Natural History), Series A, 5% due 7/01/2036 (d)                       4,428

                        16,875   New York Convention Center Development Corporation, New York, Revenue Bonds,
                                 DRIVERS, VRDN, Series 1247Z, 8% due 11/15/2013 (a)(g)                                     18,148

                         1,000   New York State Dormitory Authority, Consolidated Revenue Refunding Bonds (City
                                 University System), Series 1, 5.625% due 1/01/2008 (c)(e)                                  1,061

                         2,500   New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding
                                 Bonds (Peekskill City School Districts), 5% due 10/01/2033 (d)                             2,605

                         3,700   New York State Dormitory Authority Revenue Bonds (Eger Health Care and Rehabilitation
                                 Center), 6.10% due 8/01/2037 (i)                                                           4,069

                         1,500   New York State Dormitory Authority Revenue Bonds (Long Island University), Series B,
                                 5.25% due 9/01/2028 (k)                                                                    1,572

                         2,000   New York State Dormitory Authority Revenue Bonds (New School for Social Research),
                                 5.75% due 7/01/2007 (d)(e)                                                                 2,106

                         1,180   New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                                 Association), Series A, 5.25% due 7/01/2019 (j)                                            1,274

                         1,000   New York State Dormitory Authority Revenue Bonds (New York State Rehabilitation
                                 Association), Series A, 5.125% due 7/01/2023 (j)                                           1,049

                         6,900   New York State Dormitory Authority Revenue Bonds (School Districts Financing Program),
                                 Series E, 5.75% due 10/01/2030 (d)                                                         7,629

                         1,000   New York State Dormitory Authority Revenue Bonds, Series B, 6.50% due 2/15/2011 (d)(h)     1,138

                         2,560   New York State Dormitory Authority Revenue Bonds (State University Adult Facilities),
                                 Series B, 5.75% due 5/15/2010 (c)(e)                                                       2,819

                         1,000   New York State Dormitory Authority Revenue Bonds (State University Adult Facilities),
                                 Series B, 5.75% due 5/15/2010 (c)(e)                                                       1,101

                         1,070   New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                                 Series A, 6% due 7/01/2010 (c)(e)                                                          1,191

                           710   New York State Dormitory Authority Revenue Bonds (Upstate Community Colleges),
                                 Series A, 6% due 7/01/2010 (c)(e)                                                            791

                         3,810   New York State Dormitory Authority, Revenue Refunding Bonds (City University System),
                                 Series C, 7.50% due 7/01/2010 (b)                                                          4,182

                         4,255   New York State Dormitory Authority, Revenue Refunding Bonds (Mental Health Services
                                 Facilities Improvement), Series A, 5.75% due 2/15/2007 (d)(e)                              4,446

                         1,370   New York State Dormitory Authority, Revenue Refunding Bonds (School District Financing
                                 Program), Series I, 5.75% due 10/01/2018 (d)                                               1,530

                         6,000   New York State Dormitory Authority, Revenue Refunding Bonds (Siena College), 5.75%
                                 due 7/01/2026 (d)                                                                          6,308

                         9,200   New York State Dormitory Authority, State Personal Income Tax Revenue Bonds
                                 (Education), Series F, 5% due 3/15/2035                                                    9,506

                         1,570   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Facilities), Series B, 5.25% due 2/15/2014 (e)                                             1,728

                           270   New York State Dormitory Authority, Supported Debt Revenue Bonds (Mental Health
                                 Facilities), Series B, 5.25% due 2/15/2023                                                   288

                         1,000   New York State Dormitory Authority, Supported Debt Revenue Refunding Bonds (Department
                                 of Health), Series A, 5% due 7/01/2025 (j)                                                 1,047

                        12,250   New York State Energy Research and Development Authority, Gas Facilities Revenue
                                 Refunding Bonds (Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70% due
                                 2/01/2024 (b)                                                                             12,263

                         3,500   New York State Environmental Facilities Corporation, Special Obligation Revenue
                                 Refunding Bonds (Riverbank State Park), 6.25% due 4/01/2012 (a)                            3,989

                           800   New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds
                                 (Economic Development and Housing), Series A, 5% due 9/15/2023 (d)                           840

                         5,375   New York State Medical Care Facilities Finance Agency, Revenue Bonds (Health Center
                                 Project-Second Mortgage), Series A, 6.375% due 11/15/2019 (a)                              5,495

                         9,530   New York State Mortgage Agency, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                                 Series 67, 5.80% due 10/01/2028 (d)                                                        9,811

                         1,935   New York State Mortgage Agency Revenue Bonds, DRIVERS, AMT, Series 295, 8.361% due
                                 4/01/2030 (d)(g)                                                                           2,052

                         3,470   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                 Series C, 5.25% due 6/01/2019                                                              3,707

                         3,920   New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds,
                                 Series C, 5.25% due 6/01/2020                                                              4,198

                         6,000   New York State Thruway Authority, General Revenue Bonds, Series F, 5% due 1/01/2030 (a)    6,258

                         8,000   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                                 due 1/01/2029 (c)                                                                          8,133

                        13,500   New York State Thruway Authority, General Revenue Refunding Bonds, Series G, 4.75%
                                 due 1/01/2030 (c)                                                                         13,704

                         2,820   New York State Thruway Authority, Highway and Bridge Trust Fund Revenue Bonds,
                                 Series A, 6.25% due 4/01/2011 (c)                                                          3,142

                         3,000   New York State Thruway Authority, Local Highway and Bridge Service Contract Revenue
                                 Bonds, 5.75% due 4/01/2010 (a)(e)                                                          3,298

                         2,000   New York State Thruway Authority, Local Highway and Bridge Service Contract Revenue
                                 Bonds, Series A-2, 5.375% due 4/01/2008 (d)(e)                                             2,103

                         2,170   New York State Thruway Authority, Local Highway and Bridge Service Contract, Revenue
                                 Refunding Bonds, 6% due 4/01/2007 (d)(e)                                                   2,280

                         1,330   New York State Thruway Authority, Local Highway and Bridge Service Contract, Revenue
                                 Refunding Bonds, 6% due 4/01/2011 (d)                                                      1,397

                         2,075   New York State Thruway Authority, Local Highway and Bridge Service Contract, Revenue
                                 Refunding Bonds, 6% due 4/01/2012 (d)                                                      2,179

                         3,045   New York State Thruway Authority, Second General Highway and Bridge Trust Fund Revenue
                                 Bonds, Series A, 5.25% due 4/01/2013 (d)(e)                                                3,344

                         1,455   New York State Thruway Authority, State Personal Income Tax, Transportation Revenue
                                 Refunding Bonds, Series A, 5% due 3/15/2024 (c)                                            1,536

                         1,750   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                 Series C-1, 5% due 3/15/2013 (d)(e)                                                        1,894

                         3,000   New York State Urban Development Corporation, Personal Income Tax Revenue Bonds,
                                 Series C-1, 5% due 3/15/2013 (d)(e)                                                        3,247

                         3,190   New York State Urban Development Corporation, Revenue Refunding Bonds (Correctional
                                 Capital Facilities), Series A, 6.50% due 1/01/2011 (c)                                     3,603

                         1,000   Niagara Falls, New York, City School District, COP, Refunding (High School Facility),
                                 5% due 6/15/2028 (c)                                                                       1,039

                         1,000   Niagara Falls, New York, GO (Water Treatment Plant), AMT, 7.25% due 11/01/2010 (d)(e)      1,145

                         2,705   Niagara, New York, Frontier Authority, Airport Revenue Bonds (Buffalo Niagara
                                 International Airport), Series B, 5.50% due 4/01/2019 (d)                                  2,882

                         1,260   North Country, New York, Development Authority, Solid Waste Management System,
                                 Revenue Refunding Bonds, 6% due 5/15/2015 (c)                                              1,422

                         1,745   North Hempstead, New York, GO, Refunding, Series B, 6.40% due 4/01/2013 (b)                2,035

                           555   North Hempstead, New York, GO, Refunding, Series B, 6.40% due 4/01/2017 (b)                  673

                         1,665   Oneida County, New York, IDA, Civic Facilities Revenue Bonds (Mohawk Valley),
                                 Series A, 5.20% due 2/01/2013 (c)                                                          1,747

                         2,500   Port Authority of New York and New Jersey, Consolidated Revenue Bonds, AMT, One
                                 Hundred Thirty-Seventh Series, 5.125% due 7/15/2030 (c)                                    2,603

                         4,000   Port Authority of New York and New Jersey, Consolidated Revenue Refunding Bonds,
                                 AMT, 119th Series, 5.50% due 9/15/2016 (b)                                                 4,085

                         4,075   Port Authority of New York and New Jersey, Revenue Bonds, Trust Receipts, AMT,
                                 Class R, Series 10, 8.383% due 1/15/2017 (c)(g)                                            4,322

                         7,500   Port Authority of New York and New Jersey, Revenue Refunding Bonds, DRIVERS, AMT,
                                 Series 177, 8.63% due 10/15/2032 (d)(g)                                                    8,218

                         1,750   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, DRIVERS,
                                 AMT, Series 192, 8.13% due 12/01/2025 (d)(g)                                               1,872

                         5,080   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds, DRIVERS,
                                 AMT, Series 278, 8.129% due 12/01/2022 (d)(g)                                              5,624

                        14,750   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal), AMT, Series 6, 6.25% due 12/01/2010 (d)                      16,173

                         7,175   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                 International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (d)                   7,951

                         4,425   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Special
                                 Project-JFK International Air Terminal), AMT, Series 6, 6.25% due 12/01/2013 (d)           4,964

                         7,380   Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (Special
                                 Project-JFK International Air Terminal), AMT, Series 6, 6.25% due 12/01/2014 (d)           8,394

                         1,255   Rensselaer County, New York, IDA, Civic Facility Revenue Bonds (Rensselaer Polytechnic
                                 Institute), Series B, 5.50% due 8/01/2022 (a)                                              1,347

                         4,625   Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027      4,787

                         8,530   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6% due 10/01/2010 (a)                       9,354

                         9,170   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6.15% due 10/01/2011 (a)                   10,234

                         6,470   Suffolk County, New York, IDA, Solid Waste Disposal Facility, Revenue Refunding Bonds
                                 (Ogden Martin System Huntington Project), AMT, 6.25% due 10/01/2012 (a)                    7,330

                         2,250   Suffolk County, New York, Public Improvement, GO, Series B, 4.50% due 11/01/2024 (d)       2,264

                         1,155   Suffolk County, New York, Water Authority, Waterworks Revenue Bonds, Series C,
                                 4.50% due 6/01/2029 (d)                                                                    1,143

                         5,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2020 (a)                                                                    5,387

                         5,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2021 (a)                                                                    5,377

                         2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
                                 5.25% due 6/01/2022 (a)                                                                    2,143

                         2,000   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2021                                                                        2,193

                         1,900   Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
                                 5.50% due 6/01/2022                                                                        2,078

                         2,305   Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding
                                 Bonds, Series Y, 6% due 1/01/2012 (d)(h)                                                   2,536

                         7,000   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5.25%
                                 due 11/15/2023 (d)                                                                         7,551

                        19,675   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, 5% due
                                 11/15/2032 (d)                                                                            20,302

                         2,265   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A,
                                 5% due 1/01/2012 (d)(e)                                                                    2,440

                         1,500   Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series B,
                                 5% due 11/15/2032 (d)                                                                      1,548

                         2,465   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, 5% due
                                 11/15/2028 (a)                                                                             2,566

                         6,000   Triborough Bridge and Tunnel Authority, New York, Subordinate Revenue Bonds, Series A,
                                 5.25% due 11/15/2030 (d)                                                                   6,390

                         2,010   Yonkers, New York, GO, Series A, 5.75% due 10/01/2010 (b)(e)                               2,224


Guam - 0.8%              2,240   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                                 Series C, 5.25% due 10/01/2021 (d)                                                         2,358

                         2,050   A.B. Won Guam International Airport Authority, General Revenue Refunding Bonds, AMT,
                                 Series C, 5.25% due 10/01/2022 (d)                                                         2,158


Puerto Rico - 13.9%      2,265   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Bonds, Series G, 5.25% due 7/01/2019 (b)                                                   2,468

                         1,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Bonds, Series G, 5.25% due 7/01/2021 (b)                                                   1,083

                         1,250   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Bonds, Trust Receipts, Class R, Series B, 8.433% due 7/01/2035 (d)(g)                      1,517

                         3,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series D, 5.75% due 7/01/2012 (e)                                         3,359

                        10,350   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series K, 5% due 7/01/2035                                               10,505

                         4,000   Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Refunding Bonds, Series L, 5.25% due 7/01/2041 (j)                                         4,467

                        22,030   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.62%** due 7/01/2031 (b)                            6,726

                         3,900   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.67%** due 7/01/2035 (a)                              975

                         8,000   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and Capital
                                 Appreciation Revenue Bonds, Series A, 4.77%** due 7/01/2043 (a)                            1,367

                         4,500   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds,
                                 Series B, 5% due 7/01/2041 (j)                                                             4,633

                         7,480   Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2020            7,941

                         4,750   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                                 7/01/2029                                                                                  4,899

                         7,315   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2029 (j)                                                                              7,639

                         7,095   Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR, 5% due
                                 7/01/2030 (l)                                                                              7,403

                         9,700   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.75% due 2/01/2007 (e)                                                          9,939

                         2,300   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 2/01/2012 (e)                                                          2,529

                           700   Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 8/01/2029                                                                737

                                 Total Municipal Bonds (Cost - $808,867) - 149.2%                                         841,771


                        Shares
                          Held   Short-Term Securities
                            10   CMA New York Municipal Money Fund (m)                                                         10

                                 Total Short-Term Securities (Cost - $10) - 0.0%                                               10

                                 Total Investments (Cost - $808,877*) - 149.2%                                            841,781
                                 Other Assets Less Liabilities - 4.7%                                                      26,587
                                 Preferred Stock, at Redemption Value - (53.9%)                                         (304,176)
                                                                                                                       ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                        $  564,192
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                            $      809,172
                                              ==============
    Gross unrealized appreciation             $       33,972
    Gross unrealized depreciation                    (1,363)
                                              --------------
    Net unrealized appreciation               $       32,609
                                              ==============


 ** Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security.
    The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(g) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(h) Escrowed to maturity.

(i) FHA Insured.

(j) CIFG Insured.

(k) Radian Insured.

(l) XL Capital Insured.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                      Net          Dividend
    Affiliate                                       Activity        Income

    CMA New York Municipal Money Fund               (1,091)          $  4



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield New York Insured Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield New York Insured Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield New York Insured Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield New York Insured Fund, Inc.


Date:  March 20, 2006